Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 2,120,809	$ 443,117
Accounts receivable	1,092,220	1,325,186
Net investment in sales-type leases	154,947	203,381
Inventories	1,228,077	690,521
Deposits, prepayments and other receivables	1,012,642	1,467,600
Total current assets	5,608,695	4,129,805
Non-current assets:
Property and equipment, net	1,754,892	874,262
Intangible assets, net	359,850	367,939
Net investment in sales-type leases	188,988	294,499
Prepayments	568,705
Total non-current assets	2,872,435	1,536,700
TOTAL ASSETS	8,481,130	5,666,505
Current liabilities:
Accounts payable	779,520	977,458
Customer deposits	1,298,959	1,377,535
Other payables and accrued liabilities	358,360	841,979
Bank borrowings	108,059	46,983
Lease liabilities	567,340	424,070
Total current liabilities	3,112,238	3,668,025
Long-term liabilities:
Bank borrowings	268,645	36,569
Lease liabilities	634,564	216,430
Total long-term liabilities	903,209	252,999
TOTAL LIABILITIES	4,015,447	3,921,024
Commitments and contingencies
Shareholders’ equity
Preferred shares, US$0.0625 par value, 1,000,000 shares authorized; no share issued and outstanding
Class A shares and Ordinary shares, US$0.0625 par value, 9,000,000 Class A shares and 70,000,000 Ordinary shares authorized; 1,831,675 Class A shares and 2,296,566 ordinary shares issued and outstanding	258,014	150,000
Additional paid-in capital	4,426,814	652,637
Currency translation reserve	(748)
(Accumulated losses)/Retained earnings	(218,397)	942,844
Total shareholders’ equity	4,465,683	1,745,481
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,481,130	$ 5,666,505